Goodwill and Intangible Assets - Intangible Assets (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	$ 1,004,339	$ 1,005,070	$ 1,002,733
Accumulated amortization	(609,599)	(561,554)	(444,960)
Finite-lived intangible assets	394,740	443,516	557,773
Indefinite-lived intangible assets	31,876	31,876	558,395
Total intangible assets, gross	1,036,215	1,036,946	1,003,355
Total intangible assets, net	426,616	475,392	558,395
Customer contracts
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	967,702	965,179	962,842
Accumulated amortization	(588,747)	(539,910)	(430,803)
Finite-lived intangible assets	$ 378,955	$ 425,269	532,039
Estimated useful lives of intangible asset	10 years	10 years
2GIG 2.0 technology
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	$ 17,000	$ 17,000	17,000
Accumulated amortization	(11,877)	(10,479)	(7,064)
Finite-lived intangible assets	$ 5,123	$ 6,521	9,936
Estimated useful lives of intangible asset	8 years	8 years
Other technology
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	$ 2,917	$ 7,067	7,067
Accumulated amortization	(1,042)	(4,984)	(3,438)
Finite-lived intangible assets	1,875	2,083	3,629
Space Monkey technology
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	7,100	7,100	7,100
Accumulated amortization	(3,167)	(2,268)	(761)
Finite-lived intangible assets	$ 3,933	$ 4,832	6,339
Estimated useful lives of intangible asset	6 years	6 years
Patents
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	$ 9,620	$ 8,724	7,524
Accumulated amortization	(4,766)	(3,913)	(2,094)
Finite-lived intangible assets	$ 4,854	$ 4,811	5,430
Estimated useful lives of intangible asset	5 years	5 years
Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross		$ 1,200	1,200
Accumulated amortization		$ (1,200)	(800)
Finite-lived intangible assets			400
Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible asset	5 years	2 years
Minimum | Other technology
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible asset	5 years	5 years
Minimum | Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible asset		2 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible asset	10 years	10 years
Maximum | Other technology
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible asset	7 years	7 years
Maximum | Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible asset		3 years
Spectrum licenses
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 31,253	$ 31,253
IP addresses
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	564	564	564
Domain names
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 59	59	$ 58
Scenario Previously Reported [Member]
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross		1,006,270
Accumulated amortization		(562,754)
Total intangible assets, gross		$ 1,038,146